Stock-based Compensation - Summary of RSAs Activity (Details) - Restricted Stock Awards - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance	5,129,222
Number of shares, granted		5,129,222
Number of shares, released	(1,282,305)
Number of shares, ending balance	3,846,917	5,129,222
Weighted average fair value, beginning balance	$ 8.78
Weighted average fair value, granted		$ 8.78
Weighted average fair value, released	8.78
Weighted average fair value, ending balance	$ 8.78	$ 8.78